Disclosure of detailed information about associates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Aggregate assets	$ 45,750,784	$ 47,843,555
Aggregate liabilities	(3,379,077)	(5,671,950)
Loss for the year	(7,393,384)	(2,683,482)	$ (6,875,857)
IG Copper, LLC [Member]
Statement [Line Items]
Aggregate assets	6,127,735	6,884,378
Aggregate liabilities	(1,108,694)	(1,471,260)
Loss for the year	$ (2,713,490)	$ (3,216,120)
The Company's ownership %	41.00%	39.00%	42.00%
The Company's share of loss for the year	$ (994,548)	$ (1,295,568)	$ (1,062,146)